Commitments	12 Months Ended
Jun. 30, 2026
Commitments.
Commitments
32	Commitments

32.1 Capital commitments

As of 30 June 2026, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £454,000 (2025: £13,262,000) and to other intangible assets amounting to £nil (2025: £nil). These amounts are not recognized as liabilities.

32.2	Non-cancellable operating leases
(i)	The group as lessor

The Group leases out its investment properties. The minimum rentals in relation to non-cancellable operating leases are receivable as follows:

	2026	2025
	£’000	£’000
Within 1 year	3,365	3,037
Later than 1 year but not later than 5 years	7,456	8,738
Later than 5 years	12,327	11,597
	23,148	23,372